Olstein All Cap Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Advertising Agencies - 2.0%
Omnicom Group, Inc.	118,000	$8,886,580

Aerospace & Defense - 3.6%
General Dynamics Corporation	20,500	7,036,010
L3Harris Technologies, Inc.	8,100	2,795,715
Lockheed Martin Corporation	6,750	4,079,633
RTX Corporation	11,500	2,218,350
		16,129,708

Air Delivery & Freight Services - 2.2%
FedEx Corporation	13,500	4,808,430
United Parcel Service, Inc. - Class B	52,000	5,115,760
		9,924,190

Airlines - 2.0%
Delta Air Lines, Inc.	88,000	5,850,240
Southwest Airlines Company	84,000	3,155,880
		9,006,120

Auto Manufacturers - 0.7%
General Motors Company	44,000	3,278,000

Automobile Components - 1.2%
Aptiv PLC (a)	79,000	5,485,760

Beverages - 1.9%
Constellation Brands, Inc. - Class A	30,500	4,575,000
PepsiCo, Inc.	26,000	4,037,540
		8,612,540

Broadline Retail - 0.8%
Amazon.com, Inc. (a)	18,000	3,748,860

Capital Markets - 2.0%
Goldman Sachs Group, Inc.	1,200	1,015,188
Nasdaq, Inc.	96,000	8,149,440
		9,164,628

Chemicals - 4.0%
Corteva, Inc.	66,000	5,524,860
International Flavors & Fragrances, Inc. (b)	119,000	8,633,450
Solstice Advanced Materials, Inc.	49,000	3,731,840
		17,890,150

Commercial Banks - 4.6%
Citizens Financial Group, Inc.	75,200	4,509,744
Fifth Third Bancorp	113,000	5,249,980
U.S. Bancorp	110,000	5,721,100
Wells Fargo & Company	66,000	5,254,260
		20,735,084

Commercial Services - 1.3%
S&P Global, Inc.	13,500	5,742,090

Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	174,000	6,702,480
Korn Ferry	102,300	6,439,785
		13,142,265

Communications Equipment - 0.8%
Cisco Systems, Inc.	46,000	3,569,140

Computers - 0.7%
Apple, Inc.	13,000	3,299,270

Consumer Finance - 2.3%
Equifax, Inc.	37,000	6,662,590
Visa, Inc. - Class A	11,750	3,551,320
		10,213,910

Consumer Staples Distribution & Retail - 2.2%
Sysco Corporation	60,000	4,279,800
Target Corporation (b)	46,452	5,629,982
		9,909,782

Distributors - 1.8%
LKQ Corporation (b)	269,700	7,921,089

Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc. - Class B (a)	11,000	5,271,200
Invesco Ltd.	168,000	4,080,720
		9,351,920

E-Commerce - 0.3%
eBay, Inc.	16,000	1,456,320

Electronic Equipment, Instruments & Components - 2.8%
Ralliant Corporation	134,000	5,573,060
Vontier Corporation	193,000	6,845,710
		12,418,770

Electronics - 1.8%
Sensata Technologies Holding PLC	230,200	8,107,644

Energy Equipment & Services - 1.5%
SLB Ltd.	135,000	6,937,650

Food & Drug Retailers - 0.8%
CVS Health Corporation	50,000	3,591,000

Ground Transportation - 0.9%
Uber Technologies, Inc. (a)	53,000	3,812,290

Health Care Equipment & Supplies - 6.3%
Baxter International, Inc.	464,000	7,795,200
Becton, Dickinson and Company (b)	44,000	6,918,120
Medtronic PLC	73,000	6,325,450
Zimmer Biomet Holdings, Inc. (b)	78,000	7,052,760
		28,091,530

Health Care Providers & Services - 4.2%
Henry Schein, Inc. (a)	74,000	5,453,800
Quest Diagnostics Inc.	35,800	7,016,084
UnitedHealth Group, Inc.	23,000	6,223,570
		18,693,454

Household Durables - 1.2%
Mohawk Industries, Inc. (a)	54,200	5,336,532

Household Products - 1.2%
Reynolds Consumer Products, Inc.	247,700	5,246,286

Industrial Conglomerates - 1.3%
Honeywell International, Inc.	26,000	5,876,780

Industrial Equipment Wholesale - 0.7%
WESCO International, Inc.	11,150	3,050,863

Insurance - 4.3%
Chubb Ltd.	19,000	6,192,670
Travelers Companies, Inc.	21,000	6,125,280
Willis Towers Watson PLC	23,400	6,802,380
		19,120,330

Interactive Media & Services - 1.0%
Meta Platforms, Inc. - Class A	7,900	4,519,827

Internet Software & Services - 0.5%
Alphabet, Inc. - Class C	7,500	2,151,450

IT Services - 3.4%
Fidelity National Information Services, Inc.	174,000	8,162,340
SS&C Technologies Holdings, Inc.	105,000	7,094,850
		15,257,190

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	6,750	3,317,828
Waters Corporation (a)	10,000	2,978,000
		6,295,828

Machinery - 4.0%
Dover Corporation	23,000	4,794,350
Fortive Corporation	88,000	4,864,640
Middleby Corporation (a)	31,550	4,182,899
Stanley Black & Decker, Inc.	55,000	3,908,300
		17,750,189

Media - 2.2%
Walt Disney Company	104,000	10,023,520

Pharmaceuticals - 3.1%
Avantor, Inc. (a)	983,000	7,706,720
Johnson & Johnson	24,500	5,988,780
		13,695,500

Professional Services - 1.2%
Booz Allen Hamilton Holding Corporation	66,000	5,149,980

Real Estate Management & Development - 2.7%
CBRE Group, Inc. - Class A (a)	47,000	6,366,620
Jones Lang LaSalle, Inc. (a)	18,200	5,538,624
		11,905,244

Restaurants - 1.0%
Dine Brands Global, Inc. (b)	166,500	4,368,960

Semiconductors & Semiconductor Equipment - 2.9%
Kulicke and Soffa Industries, Inc.	51,000	3,351,720
ON Semiconductor Corporation (a)	86,000	5,325,120
Texas Instruments, Inc.	22,000	4,271,080
		12,947,920

Software - 2.7%
Adobe, Inc. (a)	25,000	6,077,000
Microsoft Corporation	16,700	6,181,839
		12,258,839

Telecommunications - 0.2%
Corning, Inc.	5,000	679,850

Textiles, Apparel & Luxury Goods - 1.3%
NIKE, Inc. - Class B	107,000	5,651,740
TOTAL COMMON STOCKS (Cost $373,931,655)		420,406,572

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (c)	28,151,921	28,151,921
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $28,151,921)		28,151,921

MONEY MARKET FUNDS - 5.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	25,821,421	25,821,421
TOTAL MONEY MARKET FUNDS (Cost $25,821,421)		25,821,421

TOTAL INVESTMENTS - 106.1% (Cost $427,904,997)		474,379,914
Money Market Deposit Account - 0.3% (d)		1,359,022
Liabilities in Excess of Other Assets - (6.4)%		(28,483,128)
TOTAL NET ASSETS - 100.0%		$447,255,808

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $28,033,734.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.36%.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Olstein All Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

Investments:	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$420,406,572	$-	$-	$420,406,572
Short-Term Investment	-	25,821,421	-	-	25,821,421
Investments Purchased with Proceeds from Securities Lending (a)	28,151,921	-	-	-	28,151,921
Total Investments	$28,151,921	$446,227,993	$-	$-	$474,379,914

Refer to the Schedule of Investments for further disaggregation of investment categories

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $28,151,921 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.